GOODWILL - Schedule of Goodwill By Geography (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 8,815	$ 5,317	$ 3,783
United States
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,306	400
United Kingdom
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,923	432
Australia
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	876	1,026
Colombia
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,384	912
Brazil
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	762	905
Europe
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	2,131	1,257
Other
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 433	$ 385